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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-05426
                                   ---------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    1/31/05
                          -------------------

Item 1.  Schedule of Investments.

                          AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                         [YOUR GOALS.
                                        OUR SOLUTIONS.]
                                   - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]
AIMinvestments.com  DVM-QTR-1 1/05  AIM Advisors, Inc.  - REGISTERED TRADEMARK -

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                                    MARKET
                                                                                                     SHARES         VALUE
                                                                                                   ---------   ----------------
FOREIGN STOCKS & OTHER EQUITY

INTERESTS - 93.74%

BERMUDA - 0.56%

Central European Media Enterprises Ltd. - Class A
(Broadcasting & Cable TV)                                                    (a)                      40,000   $      1,476,000
BRAZIL - 8.20%

Banco Itau Holding Financeira S.A. - Pfd. (Diversified Banks)                                         33,400          4,993,100
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar ADR (Hypermarkets & Super Centers)                                                             93,800          2,070,166
Companhia de Bebidas das Americas - ADR (Brewers)                                                     81,600          2,080,800
Grendene S.A.(Apparel Accessories & Luxury Goods)                            (a)                     117,000          1,314,052
Natura Cosmeticos S.A. (Personal Products) (Acquired
05/25/04-12/13/04; Cost $1,447,912)                                          (b)                      83,600          2,047,700
Perdigao S.A. - Pfd. (Packaged Foods & Meats)                                                         74,000          1,520,392
Petroleo Brasileiro S.A. - ADR (Integrated Oil & Gas)                                                132,200          4,739,370
Sadia S.A. - Pfd. (Packaged Foods & Meats)                                                           494,300            953,055
Tele Norte Leste Participacoes S.A. - ADR (Integrated
Telecommunication Services)                                                                          144,234          2,078,412
                                                                                                   =========   ================
                                                                                                                     21,797,047
                                                                                                               ================

CANADA  - 0.45%

PetroKazakhstan Inc. - Class A (Integrated Oil & Gas)                                                 32,900          1,184,554
CAYMAN ISLANDS  - 4.55%

China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)                        (a)                   2,032,000          1,497,987
Global Bio - chem Technology Group Co. Ltd. (Biotechnology)                  (c)                   1,730,000          1,227,245
Global Bio - chem Technology Group Co. Ltd. - Wts.,
expiring 05/31/07 (Biotechnology)                                            (d)                     193,500              7,815

Golden Meditech Co. Ltd. (Health Care Equipment)                                                   3,894,800            893,830
Luen Thai Holdings Ltd. (Distributors)(Acquired
08/19/04-10/07/04; Cost $ 1,095,086)                                         (a)(b)                2,488,000          1,275,930
Norstar Founders Group Ltd. (Auto Parts & Equipment)                         (c)                   4,600,000          1,059,807
Sa Sa International Holdings Ltd. (Specialty Stores)                         (c)                   2,586,000          1,343,477
Shanda Interactive Entertainment Ltd. - ADR (Home Entertainment Software)    (a)                     100,200          3,286,560
Solomon Systech International Ltd. (Semiconductors)                          (c)                   5,524,000          1,500,479
                                                                                                   =========   ================
                                                                                                                     12,093,130
                                                                                                               ================

DVM-QTR-1

                                                                                                                MARKET
                                                                                                 SHARES         VALUE
                                                                                               ---------   ----------------
CHINA -- 3.64%

China Petroleum and Chemical Corp. (Sinopec)-Class H
(Integrated Oil & Gas)                                                   (c)                   4,252,000   $      1,700,046
China Shipping Development Co. Ltd.-Class H (Marine)                     (c)                   1,418,000          1,201,042
PICC Property & Casualty Co. Ltd.-Class H (Property &
Casualty Insurance)                                                      (a)(c)                3,000,000            991,587
Ping An Insurance Co. of China  Ltd.-Class H (Life & Health Insurance)   (a)                   1,132,000          1,879,458
Tong Ren Tang Technologies Co. Ltd.-Class H (Pharmaceuticals)                                    421,000            971,563
Weiqiao Textile Co. Ltd.-Class H (Textiles) (Acquired
09/19/03 08/31/04; Cost $1,751,982)                                      (b)(c)                1,338,500          2,034,149
Yantai North Andre Juice Co. Ltd.-Class H (Packaged Foods & Meats)                             7,365,000            887,600
                                                                                               =========   ================
                                                                                                                  9,665,445
                                                                                                           ================
CZECH REPUBLIC--0.56%
Komercni Banka A.S.--GDR (Diversified Banks)                             (c)                      29,700          1,481,928


EGYPT--1.78%
Orascom Construction Industries (Construction & Engineering)                                     278,212          4,741,884


HONG KONG--0.76%
CNOOC Ltd. (Oil & Gas Exploration & Production)                          (c)                   3,813,000          2,021,410


HUNGARY--3.50%

EGIS Rt. (Pharmaceuticals)                                               (c)                      29,500          2,052,476
OTP Bank Rt.--(Diversified Banks)                                                                126,400          4,089,649
OTP Bank Rt.--GDR REGS (Diversified Banks)
(Acquired 01/14/03 04/15/03; Cost $ 017,884)                             (b)(e)                   49,100          3,166,950
Technoimpex (Multi Sector Holdings) (Acquired
11/22/90; Cost $2,989,406)                                               (a)(b)(f)(g)              1,400                  0
                                                                                               =========   ================
                                                                                                                  9,309,075
                                                                                                           ================

INDIA--6.05%

HDFC Bank Ltd.--ADR (Diversified Banks)                                  (e)                     101,061          4,497,214
Infosys Technologies Ltd.--ADR (IT Consulting & Services)                (e)                      94,800          6,260,592
Ranbaxy Laboratories Ltd.--GDR (Pharmaceuticals)                                                  48,000          1,178,400
Tata Motors Ltd.--ADR (Automobile Manufacturers)                         (a)                     232,000          2,633,200
Tata Motors Ltd.--GDR (Automobile Manufacturers) (Acquired
10/22/03 01/27/ Cost $1,246,879)                                         (b)(f)(g)               134,000          1,520,900
                                                                                               =========   ================
                                                                                                                 16,090,306
                                                                                                           ================

INDONESIA--1.28%

PT Astra Agro Lestari TBK (Agricultural Products)                        (c)                   3,710,500          1,214,944
PT Telekomunikasi Indonesia (Integrated Telecommunication Services)      (c)                   4,199,000          2,196,794
                                                                                               =========   ================
                                                                                                                  3,411,738
                                                                                                           ================

DVM-QTR-1

                                                                                                                MARKET
                                                                                                 SHARES         VALUE
                                                                                               ---------   ----------------
ISRAEL--0.66%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                                         61,500   $      1,766,895

LUXEMBOURG--1.43%

Millicom International Cellular S.A. (Wireless
Telecommunication Services)                                              (a)                      92,800          1,984,992
Tenaris S.A. (Oil & Gas Equipment & Services)                                                          5                 24
Tenaris S.A. ADR (Oil & Gas Equipment & Services)                                                 37,068          1,827,452
                                                                                               =========   ================
                                                                                                                  3,812,468
                                                                                                           ================

MALAYSIA--2.49%

IOI Corp. Berhad (Agricultural Products)                                 (c)                     666,000          1,631,120
Maxis Communications Berhad (Wireless Telecommunication Services)        (c)                   1,412,100          3,529,467
Public Bank Berhad (Diversified Banks)                                   (c)                     684,000          1,449,112
                                                                                               =========   ================
                                                                                                                  6,609,699
                                                                                                           ================

MEXICO--8.95%

Alfa, S.A.--Class A (Industrial Conglomerates)                                                   654,200          3,363,939
America Movil S.A. de C.V.--Series L--ADR (Wireless
Telecommunication Services)                                              (a)                     99,500          5,279,470
Consorcio ARA, S.A. de C.V. (Homebuilding)                               (a)                     508,900          1,855,175
Corporacion GEO, S.A. de C.V.--Series B (Homebuilding)                   (a)                   1,002,000          2,408,309
Grupo Financiero Banorte S.A. de C.V.--Class O (Diversified Banks)                               472,700          3,040,958
Grupo Televisa S.A. ADR (Broadcasting & Cable TV)                                                 29,928          1,760,664
Urbi, Desarrollos Urbanos, S.A. de C.V. (Homebuilding)                   (a)                     438,200          2,372,670
Wal Mart de Mexico S.A. de C.V.--Series V (Hypermarkets & Super Centers)                       1,077,100          3,719,614
                                                                                               =========   ================
                                                                                                                 23,800,799
                                                                                                           ================

MOROCCO--0.31%

Maroc Telecom (Integrated Telecommunication Services)                    (a)                      80,000            814,427

PHILIPPINES--2.44%

Philippine Long Distance Telephone Co. (Integrated
Telecommunication Services)                                              (a)(c)                  196,500          5,079,760
SM Prime Holdings (Real Estate Management & Development)                                       9,095,000          1,420,062
                                                                                               =========   ================
                                                                                                                  6,499,822
                                                                                                           ================

RUSSIA--5.75%

AO VimpelCom ADR (Wireless Telecommunication Services)                   (a)(e)                   82,000          2,968,400
LUKOIL--ADR (Integrated Oil & Gas)                                       (h)                      49,758          6,183,924

Mobile Telesystems ADR (Wireless Telecommunication Services)             (e)                     170,800          6,145,384
                                                                                               =========   ================
                                                                                                                 15,297,708
                                                                                                           ================

DVM-QTR-1

                                                                                                                MARKET
                                                                                                 SHARES         VALUE
                                                                                               ---------   ----------------
SOUTH AFRICA--12.02%

Barloworld Ltd. (Industrial Conglomerates)                                                       121,900   $      2,109,612
Foschini Ltd. (Apparel Retail)                                                                   658,400          4,074,502
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)               (c)                      14,101          1,176,141
JD Group Ltd. (Home Improvement Retail)                                                          210,000          2,268,140
Massmart Holdings Ltd. (Hypermarkets & Super Centers)                    (a)                     502,500          3,503,670
Naspers Ltd. Class N (Broadcasting & Cable TV)                                                   447,000          5,580,976
Standard Bank Group Ltd. (Diversified Banks)                                                     722,586          7,811,643
Telkom South Africa Ltd. (Integrated Telecommunication
Services) (Acquire 11/25/03 06/18/04; Cost $3,233,413)                   (b)                     299,700          5,426,595
                                                                                               =========   ================
                                                                                                                 31,951,279
                                                                                                           ================

SOUTH KOREA--14.72%

CJ Corp. (Packaged Foods & Meats)                                        (a)(c)                   63,000          4,105,786
Core Logic Inc. (Electronic Manufacturing Services)                                               51,090          2,145,133
Hana Bank (Diversified Banks)                                            (c)                     294,400          7,818,325
Hankook Tire Co. Ltd. (Tires & Rubber)                                   (c)                     174,700          2,017,178
Hyundai Department Store Co., Ltd. (Department Stores)                   (c)                      88,700          3,267,716
Hyundai Mipo Dockyard Co., Ltd. (Construction & Farm
Machinery & Heavy Trucks)                                                                         36,800          1,791,088
Hyundai Motor Co. (Automobile Manufacturers)                             (c)                      19,600          1,112,677
Kiryung Electronics Co., Ltd. (Communications Equipments)                (a)(c)                  229,000          1,646,642
POSCO ADR (Steel)                                                                                 94,200          4,239,000
Samsung Electronics Co., Ltd.-GDR REGS (Electronic
Equipment Manufacturer (Acquired 11/03/00 08/29/01;
Cost $1,423,508)                                                         (b)(c)(f)                17,723          4,252,046
Samsung Electronics Co., Ltd.-Pfd. (Electronic Equipment Manufacturers)  (c)                      11,300          3,522,735
Shinhan Financial Group Co., Ltd. (Diversified Banks)                    (c)                      78,800          1,980,094
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)                       (c)                       4,380          1,229,791
                                                                                               =========   ================
                                                                                                                 39,128,211
                                                                                                           ================

TAIWAN--6.89%

Asia Optical Co., Inc. (Photographic Products)                           (c)                     469,463          2,802,025
Catcher Technology Co., Ltd. (Computer Storage & Peripherals)            (c)                     757,400          2,465,371
Chinatrust Financial Holding Co. Ltd. (Diversified Banks)                (c)                   2,658,540          2,995,218
Hon Hai Precision Industry Co., Ltd. (Electronic
Equipment Manufacturers)                                                 (c)                     433,959          1,912,234
Hon Hai Precision Industry Co., Ltd.-GDR REGS
(Electronic Equipment Manufacturers) Acquired
08/14/02 03/10/03; Cost $1,083,791)                                      (b)(c)(e)(f)            205,993          1,822,047
Hotai Motor Co. Ltd. (Automobile Manufacturers)                          (c)                     790,000          1,542,819
Merry Electronics Co., Ltd. (Consumer Electronics)                       (c)                   1,015,581          2,303,156
Novatek Microelectronics Corp., Ltd. (Semiconductors)                    (c)                      74,801            294,077
Taiwan Semiconductor Manufacturing Co. Ltd.-Equity
Participation Ctfs., expiring 01/13/06 (ABN AMRO)
(Semiconductors) (Acquired 01/02/03-06/14/04; Cost $1,332,392)           (b)                   1,330,489          2,173,221
                                                                                               =========   ================
                                                                                                                 18,310,168
                                                                                                           ================

DVM-QTR-1

                                                                                                                MARKET
                                                                                                 SHARES         VALUE
                                                                                               ---------   ----------------
THAILAND--2.94%

Bangkok Bank PCL-NVDR (Diversified Banks)                                (g)                     481,000   $      1,333,244
Kasikornbank PCL (Diversified Banks)                                     (a)(c)                1,527,000          2,297,473
Siam Cement PCL (The) (Construction Materials)                           (c)                     230,000          1,596,528
Siam Commercial Bank PCL (Diversified Banks)                             (c)                   2,013,600          2,593,197
                                                                                               =========   ================
                                                                                                                  7,820,442
                                                                                                           ================

TURKEY--2.31%

Haci Omer Sabanci Holding A.S. (Multi Sector Holdings)                                           413,100          1,747,671
Koc Holding A.S. (Industrial Conglomerates)                                                      434,400          2,813,598
Tupras Turkiye Petrol Rafinerileri A.S. (Oil & Gas
Refining, Marketing & Transportation)                                                            130,814          1,567,221
                                                                                               =========   ================
                                                                                                                  6,128,490
                                                                                                           ================

UNITED KINGDOM--1.50%

Anglo American PLC (Diversified Metals & Mining)                         (c)                     172,600          3,981,015
                                                                                               =========   ================
Total Foreign Stocks & Other Equity Interests (Cost $143,737,338)                                               249,193,940
                                                                                                           ================

                                                                                               PRINCIPAL
                                                                                                AMOUNT
BONDS--0.00%
BRAZIL--0.00%

Companhia Vale do Rio Doce (Diversified Metals &
Mining), Sub. Deb., 0.00% (Acquired 01/22/99, Cost $0)                   (b)(f)(g)(i)(j)(k)BRL       276                  0

                                                                                                SHARES
MONEY MARKET FUNDS--0.89%

Liquid Assets Portfolio--Institutional Class                             (l)                   1,183,425          1,183,425
STIC Prime Portfolio--Institutional Class                                (l)                   1,183,425          1,183,425
                                                                                              ==========   ================
Total Money Market Funds (Cost $2,366,850)                                                                        2,366,850
                                                                                                           ================
TOTAL INVESTMENTS--94.63% (excluding
investments purchased with cash collateral from securities
loaned) (Cost $146,104,188)                                                                                     251,560,790
                                                                                                           ================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--5.37%

Liquid Assets Portfolio--Institutional Class                             (l)(m)                7,131,092          7,131,092
STIC Prime Portfolio--Institutional Class                                (l)(m)                7,131,092          7,131,092
                                                                                              ==========   ================
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $14,262,184)                                                                            14,262,184
                                                                                                           ================
TOTAL INVESTMENTS--100.00%  (Cost $160,366,372)                                                            $    265,822,974
                                                                                                           ================

DVM-QTR-1

Investment Abbreviations:
ADR                                   American Depositary Receipt
BRL                                   Brazilian Real
Ctfs.                                 Certificates
Deb.                                  Debentures
GDR                                   Global Depositary Receipt
NVDR                                  Non-Voting Depositary Receipt
Pfd.                                  Preferred
REGS                                  Regulation S
Sub.                                  Subordinated
Wts.                                  Warrants

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $23,719,538, which represented 8.92% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $92,240,221, which represented 34.70% of the Fund's Total Investments. See
      Note 1A.

(d)   Non-income producing security acquired through a corporate action.

(e) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(f) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at January 31, 2005 was $7,594,993, which represented 2.86% of the Fund's Total Investments.

(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at January 31, 2005 was $2,854,144, which represented 1.07% of the Fund's Total Investments. See Note 1A.

(h) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at January 31, 2005 represented 2.33% of the Fund's Total Investments. See Note 1A.

(i) Foreign denominated security. Par value is denominated in currency indicated.

(j) Zero coupon bond issued at a discount and acquired through a corporate action.

(k)   Perpetual bond with no specified maturity date.

(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(m) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

DVM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

DVM-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies,
   (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

DVM-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                         MARKET                     PROCEEDS       UNREALIZED       MARKET
                          VALUE       PURCHASES       FROM        APPRECIATION      VALUE       DIVIDEND     REALIZED
        FUND            10/31/04       AT COST        SALES      (DEPRECIATION)    01/31/05      INCOME     GAIN (LOSS)
-------------------  -------------  ------------  ------------   --------------  ------------  -----------  -----------
Liquid Assets        $   1,179,829  $  8,848,615  $ (8,845,019)    $       --    $  1,183,425  $    11,736   $     --
Portfolio-
Institutional Class

STIC Prime               1,179,829     8,848,615    (8,845,019)            --       1,183,425       11,966         --
Portfolio-
Institutional Class
                     =============  ============  ============     ==========    ============  ===========   ========
     Subtotal        $   2,359,658  $ 17,697,230  $(17,690,038)    $       --    $  2,366,850  $    23,702   $     --
                     =============  ============  ============     ==========    ============  ===========   ========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                         MARKET                     PROCEEDS       UNREALIZED       MARKET
                          VALUE       PURCHASES       FROM        APPRECIATION       VALUE      DIVIDEND     REALIZED
       FUND             10/31/04       AT COST        SALES      (DEPRECIATION)    01/31/05      INCOME*    GAIN (LOSS)
-------------------  -------------  ------------  ------------   --------------  ------------  -----------  -----------
Liquid Assets        $   6,498,615  $ 12,680,576  $(12,048,099)    $       --    $  7,131,092  $    20,894   $     --
Portfolio-
Institutional Class

STIC Prime               6,498,615    12,220,942   (11,588,465)            --       7,131,092       21,304         --
Portfolio-
Institutional Class
                     =============  ============  ============     ==========    ============  ===========   ========
     Subtotal        $  12,997,230  $ 24,901,518  $(23,636,564)    $       --    $ 14,262,184  $    42,198   $     --
                     =============  ============  ============     ==========    ============  ===========   ========
       Total         $  15,356,888  $ 42,598,748  $(41,326,602)    $       --    $ 16,629,034  $    65,900   $     --
                     =============  ============  ============     ==========    ============  ===========   ========

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

DVM-QTR-1

      At January 31, 2005, securities with an aggregate value of $14,262,684 were on loan to brokers. The loans were secured by cash collateral of $14,262,184 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $42,198 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $20,082,625 and $21,903,845, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities      $     108,632,557
Aggregate unrealized (depreciation) of investment securities           (3,732,413)
                                                                =================
Net unrealized appreciation of investment securities            $     104,900,144
                                                                =================

Cost of investments for tax purposes is $160,922,830.

DVM-QTR-1

                           AIM GLOBAL HEALTH CARE FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                           [YOUR GOALS.
                                           OUR SOLUTIONS.]
                                       -REGISTERED TRADEMARK-

                                                          [AIM INVESTMENTS LOGO]
AIMinvestments.com   GHC-QTR-1 1/05  AIM Advisors, Inc. -REGISTERED TRADEMARK-

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                   MARKET
                                                                    SHARES         VALUE
                                                                   ---------    -------------
DOMESTIC COMMON STOCKS -- 59.34%
BIOTECHNOLOGY -- 16.65%
Amgen Inc.                                              (a)(b)       740,000    $  46,057,600
Corgentech Inc.                                         (a)(b)       540,000        3,331,800
Cubist Pharmaceuticals, Inc.                            (a)        1,130,000       12,904,600
Gen -- Probe Inc.                                       (a)            2,400          117,144
Genzyme Corp.                                           (a)(b)       136,000        7,916,560
Gilead Sciences, Inc.                                   (a)        1,036,000       34,291,600
Indevus Pharmaceuticals, Inc.                           (a)          755,000        3,812,750
Isis Pharmaceuticals, Inc.                              (a)           53,430          271,425
OSI Pharmaceuticals, Inc.                               (a)          386,000       25,128,600
Protein Design Labs, Inc.                               (a)(b)       800,000       16,136,000
                                                                                =============
                                                                                  149,968,079
                                                                                =============

HEALTH CARE EQUIPMENT -- 15.61%
ATS Medical, Inc.                                       (a)        1,451,800        6,024,970
Bard (C.R.), Inc.                                                    125,000        8,475,000
Becton, Dickinson & Co.                                              148,000        8,384,200
Boston Scientific Corp.                                 (a)          320,000       10,579,200
DENTSPLY International Inc.                                           29,000        1,626,030
Fisher Scientific International Inc.                    (a)           72,000        4,546,800
Guidant Corp.                                                        481,000       34,867,690
IntraLase Corp.                                         (a)          117,500        2,702,500
Kinetic Concepts, Inc.                                  (a)           60,000        3,900,000
Medtronic, Inc.                                         (b)          445,000       23,358,050
SonoSite, Inc.                                          (a)          266,000        8,440,180
St. Jude Medical, Inc.                                  (a)          618,000       24,275,040
Varian Medical Systems, Inc.                            (a)           36,000        1,358,280
Vnus Medical Technologies                               (a)          150,400        2,075,520
                                                                                =============
                                                                                  140,613,460
                                                                                =============

HEALTH CARE FACILITIES -- 1.93%
Community Health Systems -- Inc.                        (a)          600,000       17,388,000
                                                                                =============

HEALTH CARE SERVICES  2.88%
Caremark Rx, Inc.                                       (a)          199,000        7,780,900
DaVita, Inc.                                            (a)           88,000        3,692,480
HMS Holdings Corp.                                      (a)(c)     1,750,000       13,650,000
PRA International                                       (a)           33,100          801,351
                                                                                =============
                                                                                   25,924,731
                                                                                =============

GHC-QTR-1

                                                                                   MARKET
                                                                    SHARES         VALUE
                                                                   ---------    -------------
HEALTH CARE SUPPLIES -- 0.82%
Cooper Cos., Inc. (The)                                               25,000    $   1,917,500
Sola International Inc.                                 (a)           25,000          690,250
Symmetry Medical Inc.                                   (a)          236,000        4,755,400
                                                                                =============
                                                                                    7,363,150
                                                                                =============

MANAGED HEALTH CARE -- 3.73%
Aetna Inc.                                              (b)           22,000        2,795,100
PacifiCare Health Systems, Inc.                         (a)(b)       500,000       30,765,000
                                                                                =============
                                                                                   33,560,100
                                                                                =============

PHARMACEUTICALS -- 17.72%
Bristol -- Myers Squibb Co.                             (b)          393,900        9,233,016
Forest Laboratories, Inc.                               (a)(b)       925,000       38,415,250
Impax Laboratories, Inc.                                (a)           42,000          720,090
Johnson & Johnson                                       (b)           13,000          841,100
Lilly (Eli) & Co.                                       (b)          444,000       24,082,560
Medicis Pharmaceutical Corp. -- Class A                              117,800        4,252,580
Pfizer Inc.                                                        1,850,000       44,696,000
Wyeth                                                   (b)          943,000       37,371,090
                                                                                =============
                                                                                  159,611,686
                                                                                =============

Total Domestic Common Stocks (Cost $465,436,672)                                  534,429,206
                                                                                =============

FOREIGN STOCKS & OTHER EQUITY INTERESTS -- 21.19%
CANADA -- 2.10%
QLT Inc. (Biotechnology)                                (a)(b)     1,170,000       18,918,900
                                                                                =============

DENMARK -- 0.12%
Novo Nordisk A.S. -- Class B (Pharmaceuticals)          (d)           20,000        1,067,910
                                                                                =============

FRANCE -- 5.96%
Sanofi -- Aventis (Pharmaceuticals)                     (d)          720,000       53,619,140
                                                                                =============

GERMANY -- 0.13%
Altana A.G. (Pharmaceuticals)                           (d)           20,000        1,173,151
                                                                                =============

INDIA -- 0.04%
Wockhardt Ltd. (Pharmaceuticals)                        (d)           45,000          354,901
                                                                                =============

ISRAEL -- 0.65%
Teva Pharmaceutical Industries Ltd. -- ADR
(Pharmaceuticals)                                                    204,700        5,881,031
                                                                                =============

GHC-QTR-1

                                                                                   MARKET
                                                                    SHARES         VALUE
                                                                  ----------    -------------
JAPAN--9.15%
Eisai Co., Ltd. (Pharmaceuticals)                       (b)(d)     1,170,000    $  37,899,412
Fujisawa Pharmaceutical Co. Ltd. (Pharmaceuticals)      (d)        1,065,000       27,411,353
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticais)       (d)          383,000        5,513,312
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)       (d)           50,000        1,090,418
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)        (i)           78,000        3,693,832
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)                185,600        6,738,923
                                                                                =============
                                                                                   82,347,250
                                                                                =============

NETHERLANDS--0.16%
Akzo Nobel N.V. (Diversified Chemicals)                 (d)           35,000        1,463,942
                                                                                =============

SWITZERLAND--1.17%
Novartis A.G. (Pharmaceuticals)                         (d)           20,000          959,748
Novartis A.G.-ADR (Pharmaceuticals)                                  200,000        9,576,000
                                                                                =============
                                                                                   10,535,748
                                                                                =============

UNITED KINGDOM-1.1%
Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                                    441,000       15,435,000
                                                                                =============
Total Foreign Stocks & Other Equity Interests (Cost
$150,949,575)                                                                     190,796,973
                                                                                =============

MONEY MARKET FUNDS--2.70%
Liquid Assets Portfolio-Institutional Class             (e)       12,148,322       12,148,322
STIC Prime Portfolio-Institutional Class                (e)       12,148,322       12,148,322
                                                                                =============

Total Money Market Funds (Cost $24,296,644)                                        24,296,644
                                                                                =============
TOTAL INVESTMENTS--83.23% (excluding
investments purchased with cash collateral from
securities loaned)(Cost $640,682,891)                                             749,522,823
                                                                                =============

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--16.77%
Liquid Assets Portfolio-Institutional Class             (e)(f)    75,522,248       75,522,248
STIC Prime Portfolio-Institutional Class                (e)(f)    75,522,248       75,522,248
                                                                                =============
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $151,044,496)                            151,044,496
                                                                                =============

TOTAL INVESTMENTS -- 100.00%  (Cost
$791,727,387)                                                                   $ 900,567,319
                                                                                =============

GHC-QTR-1

      Investment Abbreviations:

      ADR                                   American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at January 31, 2005.

(c) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security as of January 31, 2005 represented 1.52% of the Fund's Total Investments. See Note 2.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $139,895,624, which represented 15.53% of the Fund's Total Investments. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

GHC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

GHC-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

GHC-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                             UNREALIZED
                           MARKET VALUE     PURCHASES    PROCEEDS FROM      APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
          FUND               10/31/04        AT COST        SALES          (DEPRECIATION)     01/31/05      INCOME    GAIN (LOSS)
                         ---------------  -------------  ---------------   --------------  --------------  ---------  -----------
Liquid Assets Portfolio  $    55,677,436  $  54,277,813  $  (97,806,927)   $           -   $  12,148,322   $ 150,673  $        -
- Institutional Class
STIC Prime Portfolio -        55,677,436     54,277,813     (97,806,927)               -      12,148,322     153,607           -
Institutional Class
                         ===============  =============  ==============    =============   =============   =========  ==========
   SUBTOTAL              $   111,354,872  $ 108,555,626  $( 195,613,854)   $           -   $  24,296,644   $ 304,280  $        -
                         ===============  =============  ==============    =============   =============   =========  ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                             PROCEEDS       UNREALIZED
                           MARKET VALUE     PURCHASES          FROM         APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
          FUND               10/31/04        AT COST          SALES        (DEPRECIATION)    01/31/05      INCOME *   GAIN (LOSS)
                         ---------------  -------------  ---------------   --------------  --------------  ---------  -----------
Liquid Assets Portfolio  $    58,403,007  $  85,936,708  $  (68,817,467)   $           -   $  75,522,248   $ 14,859   $        -
- Institutional Class

STIC Prime Portfolio -        58,403,007     84,565,689     (67,446,448)               -      75,522,248     15,183            -
Institutional Class
                         ===============  =============  ==============    =============   =============   =========  ==========
   SUBTOTAL              $   116,806,014  $ 170,502,397  $ (136,263,915)   $           -   $ 151,044,496   $ 30,042   $        -
                         ===============  =============  ==============    =============   =============   =========  ==========

* Dividend income is net of income rebate paid to securities lending counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended January 31, 2005.

                                                            PROCEEDS         UNREALIZED
                          MARKET VALUE      PURCHASES         FROM          APPRECIATION    MARKET VALUE    DIVIDEND   REALIZED
                            10/31/04         AT COST         SALES         (DEPRECIATION)     01/31/05       INCOME   GAIN (LOSS)
                         ---------------  -------------  ---------------   --------------  --------------  ---------  -----------
HMS Holdings Corp.       $    12,547,500  $           -  $            -    $    1,102,500  $   13,650,000  $       -  $         -

                         ===============  =============  ==============    =============   ==============  =========  ===========
  TOTAL                  $   240,708,386  $ 279,058,023  $ (331,877,769)   $    1,102,500  $  188,991,140  $ 334,322  $         -
                         ===============  =============  ==============    ==============  ==============  =========  ===========

GHC-QTR-1

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At January 31, 2005, securities with an aggregate value of $147,999,117 were on loan to brokers. The loans were secured by cash collateral of $151,044,496 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $30,042 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $279,944,964 and $247,827,891, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $    119,652,965
Aggregate unrealized (depreciation) of investment securities             (13,683,466)
                                                                    ================
Net unrealized appreciation of investment securities                $    105,969,499
                                                                    ================
Cost of investments for tax purposes is $794,597,820.

GHC-QTR-1

                                 AIM LIBRA FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                           [YOUR GOALS.
                                           OUR SOLUTIONS.]
                                       -  REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]
AIMinvestments.com  LIB-QTR-1 1/05  AIM Advisors, Inc.  - REGISTERED TRADEMARK -

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                        MARKET
                                                                    SHARES              VALUE
                                                                    ------           ------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--98.41%
ADVERTISING--1.25%
Lamar Advertising Co.-Class A                    (a)                 7,000           $    300,860
Omnicom Group Inc.                                                   2,000                169,780
                                                                                     ============
                                                                                          470,640
                                                                                     ============

AEROSPACE & DEFENSE--0.47%
L-3 Communications Holdings, Inc.                                    2,500                178,525
                                                                                     ============

AIRLINES--0.77%
Southwest Airlines Co.                                              20,000                289,600
                                                                                     ============

APPAREL RETAIL--2.89%
Aeropostale, Inc.                                (a)                14,000                389,060
Foot Locker, Inc.                                                    7,500                201,900
Hot Topic, Inc.                                  (a)                10,400                201,552
Pacific Sunwear of California, Inc.              (a)                12,000                293,880
                                                                                     ============
                                                                                        1,086,392
                                                                                     ============

APPLICATION SOFTWARE--3.30%
Amdocs Ltd. (United Kingdom)                     (a)                10,000                297,500
BEA Systems, Inc.                                (a)                25,600                218,112
Cognos, Inc. (Canada)                            (a)                 4,000                165,480
RSA Security Inc.                                (a)                16,400                288,804
Synopsys, Inc.                                   (a)                16,000                272,000
                                                                                     ============
                                                                                        1,241,896
                                                                                     ============

ASSET MANAGEMENT & CUSTODY BANKS--3.52%
Affiliated Managers Group, Inc.                  (a)                 5,000                317,050
Investors Financial Services Corp.                                  16,900                851,929
Legg Mason, Inc.                                                     2,000                154,460
                                                                                     ============
                                                                                        1,323,439
                                                                                     ============

BIOTECHNOLOGY--4.23%
Amylin Pharmaceuticals, Inc.                     (a)                13,500                302,535
Eyetech Pharmaceuticals Inc.                     (a)                 6,700                246,962
Invitrogen Corp.                                 (a)                 4,300                295,453
Neurocrine Biosciences, Inc.                     (a)                 3,500                160,125
OSI Pharmaceuticals, Inc.                        (a)                 4,000                260,400
QLT Inc. (Canada)                                (a)                20,100                325,017
                                                                                     ============
                                                                                        1,590,492
                                                                                     ============

LIB-QTR-1

                                                                                       MARKET
                                                                   SHARES              VALUE
                                                                   ------            -----------
BROADCASTING & CABLE TV--3.00%
Radio One, Inc.-Class D                          (a)               24,000            $   376,800
Univision Communications Inc.-Class A            (a)               27,500                751,025
                                                                                     ===========
                                                                                       1,127,825
                                                                                     ===========

BUILDING PRODUCTS--2.13%
American Standard Cos. Inc.                      (a)               20,000                800,800
                                                                                     ===========

CASINOS & GAMING--0.82%
International Game Technology                                       3,900                122,070
Station Casinos, Inc.                                               3,000                184,500
                                                                                     ===========
                                                                                         306,570
                                                                                     ===========

COMMUNICATIONS EQUIPMENT--3.24%
ADTRAN, Inc.                                                       15,600                279,396
Avaya Inc.                                       (a)               15,000                215,250
Comverse Technology, Inc.                        (a)                7,000                156,450
Plantronics, Inc.                                                  10,600                394,426
Polycom, Inc.                                    (a)               10,000                172,800
                                                                                     ===========
                                                                                       1,218,322
                                                                                     ===========

COMPUTER & ELECTRONICS RETAIL--0.50%
Best Buy Co., Inc.                                                  3,500                188,265
                                                                                     ===========

COMPUTER STORAGE & PERIPHERALS--0.45%
Electronics for Imaging, Inc.                    (a)               10,000                170,000
                                                                                     ===========

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.11%
Joy Global Inc.                                                     7,850                219,251
Terex Corp.                                      (a)                4,600                198,030
                                                                                     ===========
                                                                                         417,281
                                                                                     ===========

DATA PROCESSING & OUTSOURCED SERVICES--6.85%
Alliance Data Systems Corp.                      (a)               13,000                564,460
Fiserv, Inc.                                     (a)                7,400                283,050
Iron Mountain Inc.                               (a)               16,500                465,300
Paychex, Inc.                                                      15,000                457,350
SunGard Data Systems Inc.                        (a)               30,000                806,700
                                                                                     ===========
                                                                                       2,576,860
                                                                                     ===========

DIVERSIFIED COMMERCIAL SERVICES--3.00%
ARAMARK Corp.-Class B                                              12,000                311,880
Cintas Corp.                                                       15,000                652,500
CoStar Group Inc.                                (a)                3,800                163,210
                                                                                     ===========
                                                                                       1,127,590
                                                                                     ===========

ELECTRIC UTILITIES--0.56%
DPL Inc.                                                            8,100                210,519
                                                                                     ===========

LIB-QTR-1

                                                                                       MARKET
                                                                   SHARES              VALUE
                                                                   ------            -----------
ELECTRICAL COMPONENTS & EQUIPMENT--1.85%
Cooper Industries, Ltd.-Class A (Bermuda)                           5,200            $   361,400
EnerSys                                          (a)               22,000                333,300
                                                                                     ===========
                                                                                         694,700
                                                                                     ===========

ELECTRONIC EQUIPMENT MANUFACTURERS--1.66%
Agilent Technologies, Inc.                       (a)               15,000                331,650
Amphenol Corp.-Class A                           (a)                1,600                 62,928
Tektronix, Inc.                                                     8,000                230,560
                                                                                     ===========
                                                                                         625,138
                                                                                     ===========

ELECTRONIC MANUFACTURING SERVICES--1.56%
Jabil Circuit, Inc.                              (a)               10,200                240,414
Molex Inc.                                                         12,000                344,640
                                                                                     ===========
                                                                                         585,054
                                                                                     ===========

EMPLOYMENT SERVICES--0.76%
Robert Half International Inc.                                      9,400                285,196
                                                                                     ===========

HEALTH CARE EQUIPMENT--3.92%
Cytyc Corp.                                      (a)               12,200                305,610
Fisher Scientific International Inc.             (a)               10,000                631,500
Kinetic Concepts, Inc.                           (a)                4,700                305,500
PerkinElmer, Inc.                                                  10,000                229,900
                                                                                     ===========
                                                                                       1,472,510
                                                                                     ===========

HEALTH CARE FACILITIES--1.79%
LifePoint Hospitals, Inc.                        (a)                7,000                264,600
Triad Hospitals, Inc.                            (a)               10,000                406,900
                                                                                     ===========
                                                                                         671,500
                                                                                     ===========

HEALTH CARE SERVICES--3.27%
Caremark Rx, Inc.                                (a)               12,000                469,200
DaVita, Inc.                                     (a)(b)             9,000                377,640
Medco Health Solutions, Inc.                     (a)                9,000                383,130
                                                                                     ===========
                                                                                       1,229,970
                                                                                     ===========

HEALTH CARE SUPPLIES--0.62%
Advanced Medical Optics, Inc.                    (a)                5,500                234,795
                                                                                     ===========

HOTELS, RESORTS & CRUISE LINES--1.40%
La Quinta Corp.                                  (a)               30,000                260,700
Royal Caribbean Cruises Ltd. (Liberia)                              5,000                265,000
                                                                                     ===========
                                                                                         525,700
                                                                                     ===========

HOUSEHOLD APPLIANCES--1.20%
Blount International, Inc.                       (a)               25,100                450,545
                                                                                     ===========

INDUSTRIAL CONGLOMERATES--1.59%
Textron Inc.                                                        8,300                597,434
                                                                                     ===========

LIB-QTR-1

                                                                                       MARKET
                                                                   SHARES              VALUE
                                                                   ------            -----------
INDUSTRIAL GASES--0.29%
Airgas, Inc.                                                        4,700            $   110,544
                                                                                     ===========

INDUSTRIAL MACHINERY--1.68%
Dover Corp.                                                         6,500                248,950
Parker Hannifin Corp.                                               5,900                384,444
                                                                                     ===========
                                                                                         633,394
                                                                                     ===========

INTERNET SOFTWARE & SERVICES--1.01%
Akamai Technologies, Inc.                        (a)               20,000                262,000
VeriSign, Inc.                                   (a)                4,600                118,864
                                                                                     ===========
                                                                                         380,864
                                                                                     ===========

IT CONSULTING & OTHER SERVICES--0.61%
Acxiom Corp.                                                       10,000                230,800
                                                                                     ===========

LEISURE PRODUCTS--0.74%
Brunswick Corp.                                                     6,000                276,720
                                                                                     ===========

METAL & GLASS CONTAINERS--0.30%
Owens-Illinois, Inc.                             (a)                5,000                113,600
                                                                                     ===========

MOVIES & ENTERTAINMENT--0.96%
Regal Entertainment Group-Class A                                  18,200                362,180
                                                                                     ===========

OIL & GAS DRILLING--0.41%
Patterson-UTI Energy, Inc.                                          8,000                155,600
                                                                                     ===========

OIL & GAS EQUIPMENT & SERVICES--2.23%
BJ Services Co.                                                    13,500                648,675
Cooper Cameron Corp.                             (a)                3,400                191,794
                                                                                     ===========
                                                                                         840,469
                                                                                     ===========

PAPER PRODUCTS--1.59%
Bowater Inc.                                                        9,000                342,000
Sappi Ltd.-ADR (South Africa)                                      20,000                257,800
                                                                                     ===========
                                                                                         599,800
                                                                                     ===========

PHARMACEUTICALS--5.54%
Barr Pharmaceuticals Inc.                        (a)                5,300                252,015
Endo Pharmaceuticals Holdings Inc.               (a)               13,000                273,130
Eon Labs, Inc.                                   (a)               11,600                297,656
Impax Laboratories, Inc.                         (a)               13,000                222,885
IVAX Corp.                                       (a)               18,700                281,061
Medicis Pharmaceutical Corp.-Class A                                5,700                205,770
MGI Pharma, Inc.                                 (a)               12,900                292,701
Valeant Pharmaceuticals International                              10,300                257,191
                                                                                     ===========
                                                                                       2,082,409
                                                                                     ===========

LIB-QTR-1

                                                                                       MARKET
                                                                   SHARES              VALUE
                                                                   ------            -----------
PUBLISHING--1.31%
Dow Jones & Co., Inc.                                               4,500            $   171,540
Reader's Digest Association, Inc. (The)                            20,000                322,400
                                                                                     ===========
                                                                                         493,940
                                                                                     ===========

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.84%
CB Richard Ellis Group, Inc.-Class A             (a)                9,000                314,910
                                                                                     ===========

REGIONAL BANKS--1.07%
North Fork Bancorp., Inc.                                          14,000                401,800
                                                                                     ===========

RESTAURANTS--1.81%
Brinker International, Inc.                      (a)                8,000                300,880
Ruby Tuesday, Inc.                                                 15,000                381,600
                                                                                     ===========
                                                                                         682,480
                                                                                     ===========

SEMICONDUCTOR EQUIPMENT--1.46%
Novellus Systems, Inc.                           (a)               21,000                549,150
                                                                                     ===========

SEMICONDUCTORS--9.52%
Altera Corp.                                     (a)               18,000                345,600
AMIS Holdings, Inc.                              (a)               17,500                188,300
ATI Technologies Inc. (Canada)                   (a)               17,400                301,542
Broadcom Corp.-Class A                           (a)                3,600                114,588
Integrated Circuit Systems, Inc.                 (a)               15,600                296,400
Integrated Device Technology, Inc.               (a)               19,700                231,278
Intersil Corp.-Class A                                             15,000                222,450
Maxim Integrated Products, Inc.                                    13,500                526,635
Microchip Technology Inc.                                          35,000                911,750
Micron Technology, Inc.                          (a)                7,500                 78,075
Xilinx, Inc.                                                       12,500                364,875
                                                                                     ===========
                                                                                       3,581,493
                                                                                     ===========

SOFT DRINKS--0.88%
Coca-Cola Enterprises Inc.                                         15,000                329,250
                                                                                     ===========

SPECIALTY CHEMICALS--1.46%
Nalco Holding Co.                                (a)               18,000                348,300
Rohm & Haas Co.                                                     4,500                199,080
                                                                                     ===========
                                                                                         547,380
                                                                                     ===========

SPECIALTY STORES--3.57%
Linens 'n Things, Inc.                           (a)               15,000                388,500
OfficeMax Inc.                                                     15,000                442,650
Staples, Inc.                                                       6,000                196,440
Tiffany & Co.                                                      10,000                314,300
                                                                                     ===========
                                                                                       1,341,890
                                                                                     ===========

TECHNOLOGY DISTRIBUTORS--0.93%
CDW Corp.                                                           6,000                351,000
                                                                                     ===========

LIB-QTR-1

                                                                                       MARKET
                                                                  SHARES               VALUE
                                                                  ------             -----------
THRIFTS & MORTGAGE FINANCE--0.71%
New York Community Bancorp, Inc.                                   15,000            $   267,450
                                                                                     ===========

TRADING COMPANIES & DISTRIBUTORS--1.06%
MSC Industrial Direct Co., Inc.-Class A                            11,500                398,130
                                                                                     ===========

TRUCKING--0.72%
Landstar System, Inc.                            (a)                2,700                 93,906
Sirva Inc.                                       (a)               19,900                176,314
                                                                                     ===========
                                                                                         270,220
                                                                                     ===========

Total Common Stock & Other Equity Interests
 (Cost $37,915,690)                                                                   37,013,031
                                                                                     ===========

MONEY MARKET FUNDS--1.59%
Liquid Assets Portfolio-Institutional Class      (c)              299,468                299,468
STIC Prime Portfolio-Institutional Class         (c)              299,468                299,468
                                                                                     ===========

Total Money Market Funds (Cost $598,936)                                                 598,936
                                                                                     ===========

TOTAL INVESTMENTS--100.00%  (Cost $38,514,626)                                       $37,611,967
                                                                                     ===========

      Investment Abbreviations:

      ADR                                           American Depositary Receipt

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) A portion of this security is subject to call options written. See Note 1C and Note 3.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

LIB-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

LIB-QTR-1
      include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

LIB-QTR-1

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                            MARKET                       PROCEEDS        UNREALIZED       MARKET
                             VALUE      PURCHASES          FROM         APPRECIATION      VALUE         DIVIDEND       REALIZED
          FUND             10/31/04      AT COST           SALES       (DEPRECIATION)    01/31/05        INCOME       GAIN (LOSS)
------------------------   ---------   ------------   --------------   --------------   ----------     ----------     -----------
Liquid Assets              $ 245,255   $  8,024,435   $   (7,970,222)  $            -   $  299,468     $   2,089      $         -
Portfolio-Institutional
Class

STIC Prime                   245,255      8,024,435       (7,970,222)               -      299,468         2,136                -
Portfolio-Institutional
Class

                           =========   ============   ==============   ==============   ==========     =========      ===========
TOTAL                      $ 490,510   $ 16,048,870   $  (15,940,444)  $            -   $  598,936     $   4,225      $         -
                           =========   ============   ==============   ==============   ==========     =========      ===========

NOTE 3 - OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD

                         CALL OPTION CONTRACTS
                         ---------------------
                        NUMBER OF     PREMIUMS
                        CONTRACTS     RECEIVED
                        ---------     --------
Beginning of period          -         $    -
Written                     48          5,024
                            ==         ======
End of period               48         $5,024
                            ==         ======

                       OPEN OPTIONS WRITTEN AT PERIOD END

                                                                             JANUARY 31,
                                                                                2005
                        CONTRACT     STRIKE     NUMBER OF    PREMIUMS          MARKET              UNREALIZED
                         MONTH       PRICE     CONTRACTS     RECEIVED           VALUE             APPRECIATION
                        --------     -----     ----------    --------        -----------          ------------
DaVita, Inc.            Apr-05       $45.0         48         $5,024           $4,440                 $584
                                     =====         ==         ======           ======                 ====

LIB-QTR-1

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $113,516,148 and $129,808,604, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                   $      656,025
Aggregate unrealized (depreciation) of investment securities                     (1,558,684)
                                                                             ==============
Net unrealized appreciation (depreciation) of investment securities          $     (902,659)
                                                                             ==============
Investments have the same cost for tax and financial purposes.

LIB-QTR-1

                           AIM TRIMARK ENDEAVOR FUND
          Quarterly Schedule of Portfolio Holdings o January 31, 2005


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com          T-END-QTR-1 1/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)


                                                                                                                 MARKET
                                                                                       SHARES                    VALUE
---------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--52.62%
APPAREL RETAIL--4.33%
Ross Stores, Inc.                                                                      97,700             $       2,796,174
---------------------------------------------------------------------------------------------------------------------------
APPAREL, ACCESSORIES & LUXURY GOODS--4.42%
Liz Claiborne, Inc.                                                                    68,100                     2,856,114
---------------------------------------------------------------------------------------------------------------------------
EMPLOYMENT SERVICES--4.54%
Manpower Inc.                                                                          60,300                     2,933,595
---------------------------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT--11.58%

Cytyc Corp.                                               (a)                          98,300                     2,462,415
---------------------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                            50,700                     2,842,749
---------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                      (a)                          34,424                     2,173,876
===========================================================================================================================
                                                                                                                  7,479,040
===========================================================================================================================

INSURANCE BROKERS--3.26%
Arthur J. Gallagher & Co.                                                              70,900                     2,102,185
===========================================================================================================================

LEISURE PRODUCTS--4.55%
Polaris Industries Inc.                                                                43,500                     2,936,250
===========================================================================================================================

MANAGED HEALTH CARE--4.40%
WellPoint Inc.                                            (a)                          23,400                     2,843,100
===========================================================================================================================

PHARMACEUTICALS--4.41%
Endo Pharmaceuticals Holdings Inc.                        (a)                         135,400                     2,844,754
===========================================================================================================================

REGIONAL BANKS--4.56%
North Fork Bancorp., Inc.                                                             102,550                     2,943,185
===========================================================================================================================

RESTAURANTS--4.52%
Wendy's International, Inc.                                                            74,500                     2,921,890
===========================================================================================================================

SPECIALTY STORES--2.05%
AutoZone, Inc.                                            (a)                          14,800                     1,320,900
===========================================================================================================================
Total Domestic Common Stocks (Cost $30,734,515)                                                                  33,977,187
===========================================================================================================================

T-END-QTR-1 1/05

                                                                                                                 MARKET
                                                                                       SHARES                    VALUE
---------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--22.60%
AUSTRALIA--2.23%
Cochlear Ltd. (Health Care Equipment)                                                  71,700             $       1,441,883
---------------------------------------------------------------------------------------------------------------------------
CANADA--1.03%
Molson Inc.-Class A (Brewers)                                                          21,400                       668,238
---------------------------------------------------------------------------------------------------------------------------
FRANCE--1.36%
Zodiac S.A. (Aerospace & Defense)                                                      19,300                       875,231
---------------------------------------------------------------------------------------------------------------------------
GERMANY--3.06%
Hugo Boss A.G.-Pfd. (Apparel, Accessories & Luxury Goods) (b)                          42,400                     1,387,760
---------------------------------------------------------------------------------------------------------------------------
Medion A.G. (Distributors)                                                             29,400                       585,191
===========================================================================================================================
                                                                                                                  1,972,951
===========================================================================================================================

IRELAND--4.62%
Kingspan Group PLC (Building Products)                                                141,300                     1,383,226
---------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                       (a)                          34,200                     1,601,586
===========================================================================================================================
                                                                                                                  2,984,812
===========================================================================================================================

JAPAN--1.60%
Nintendo Co., Ltd. (Home Entertainment Software)          (b)                           9,100                     1,030,885
===========================================================================================================================
MEXICO--4.06%
Grupo Modelo, S.A. de C.V.-Series C (Brewers)                                         489,600                     1,321,115
===========================================================================================================================
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                      22,100                     1,300,143
===========================================================================================================================
                                                                                                                  2,621,258
===========================================================================================================================

NETHERLANDS--1.91%
Fugro N.V.-Dutch Ctfs. (Oil & Gas Equipment & Services)   (b)                          13,916                     1,234,010
===========================================================================================================================

SWEDEN--2.73%
Hoganas A.B.-Class B (Steel)                              (b)                          27,500                       708,805
===========================================================================================================================
Munters A.B. (Industrial Machinery)                       (b)                          39,400                     1,054,756
===========================================================================================================================
                                                                                                                  1,763,561
===========================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $12,059,886)                                                 14,592,829
===========================================================================================================================

                                                                              PRINCIPAL
                                                                               AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES--24.78%
FEDERAL HOME LOAN BANK (FHLB)--24.78%
Unsec. Disc. Notes,
 2.38%, 02/01/05 (Cost $15,998,000)                       (c)                    $ 15,998,000                    15,998,000
===========================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $58,792,401)                                                            $      64,568,016
___________________________________________________________________________________________________________________________
===========================================================================================================================

T-END-QTR-1 1/05

    Investment Abbreviations:

    ADR - American Depositary Receipt
    Ctfs. - Certificates
    Disc. - Discounted
    Pfd. - Preferred
    Unsec. - Unsecured

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $5,416,216, which represented 8.39% of the Fund's Total Investments. See
    Note 1A.

(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.


See accompanying notes which are an integral part of this schedule.

T-END-QTR-1 1/05

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

T-END-QTR-1 1/05

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-END-QTR-1 1/05

NOTE 2 - FOREIGN CURRENCY CONTRACTS


                           OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------
                                          CONTRACT TO
                                 ------------------------------
                                                                                     UNREALIZED
SETTLEMENT                                                                          APPRECIATION
DATE              CURRENCY            DELIVER         RECEIVE         VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------
11/15/05            EUR*         $    3,000,000   $   3,884,700    $  3,938,639      $ (53,939)
=================================================================================================

*EUR - Euro


NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $17,917,643 and $6,211,667, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $    5,904,487
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (193,843)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities            $    5,710,644
==============================================================================
Cost of investments for tax purposes is $58,857,372.
______________________________________________________________________________
==============================================================================

T-END-QTR-1 1/05

                                AIM TRIMARK FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                          [YOUR GOALS.
                                         OUR SOLUTIONS.]
                                     -REGISTERED TRADEMARK -

                                                          [AIM INVESTMENTS LOGO]

AIMinvestments.com T-TRI-QTR-1 1/05  AIM Advisors, Inc. -REGISTERED TRADEMARK-

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                                                MARKET
                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--46.98%

ASSET MANAGEMENT & CUSTODY BANKS--2.91%
State Street Corp.                                                            14,700         $   658,707
========================================================================================================

BROADCASTING & CABLE TV--2.65%
Clear Channel Communications, Inc.                                            18,500             599,955
========================================================================================================

CASINOS & GAMING--2.23%
Harrah's Entertainment, Inc.                                                   8,000             505,920
========================================================================================================

COMPUTER & ELECTRONICS RETAIL--2.94%
RadioShack Corp.                                                              20,100             665,712
========================================================================================================

CONSTRUCTION MATERIALS--2.72%
Vulcan Materials Co.                                                          10,900             615,632
========================================================================================================

CONSUMER FINANCE--2.94%
American Express Co.                                                          12,500             666,875
========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.18%
Sabre Holdings Corp.-Class A                                                  12,700             267,970
========================================================================================================

DIVERSIFIED CHEMICALS--2.23%
Engelhard Corp.                                                               16,800             504,840
========================================================================================================

ELECTRONIC MANUFACTURING SERVICES--2.48%
Molex Inc.-Class A                                                            22,000             561,440
========================================================================================================

HEALTH CARE SERVICES--2.70%
IMS Health Inc.                                                               26,200             612,556
========================================================================================================

HOME IMPROVEMENT RETAIL--2.42%
Sherwin-Williams Co. (The)                                                    12,700             548,640
========================================================================================================

HYPERMARKETS & SUPER CENTERS--1.46%
Costco Wholesale Corp.                                                         7,000             330,890
========================================================================================================

INTERNET RETAIL--2.54%
IAC/InterActiveCorp                                      (a)                  23,700             574,251
========================================================================================================
MANAGED HEALTH CARE--4.18%
WellPoint Inc.                                           (a)                   7,800             947,700
========================================================================================================

T-TRI-QTR-1

                                                                                                MARKET
                                                                            SHARES              VALUE
--------------------------------------------------------------------------------------------------------
MOVIES & ENTERTAINMENT--2.24%
Walt Disney Co. (The)                                                         17,700         $   506,751

PROPERTY & CASUALTY INSURANCE--0.74%
Progressive Corp. (The)                                                        2,000             167,300

PUBLISHING--1.97%
Meredith Corp.                                                                 9,300             446,679

SPECIALTY CHEMICALS--2.55%
Sigma-Aldrich Corp.                                                            9,200             578,220


SPECIALTY STORES--1.32%
Weight Watchers International, Inc.                      (a)                   6,400             299,904

SYSTEMS SOFTWARE--2.44%
Oracle Corp.                                             (a)                  40,200             553,554

TRADING COMPANIES & DISTRIBUTORS--0.14%
W.W. Grainger, Inc.                                                              500              30,605
                                                                                              ==========

Total Domestic Common Stocks (Cost $9,968,979)                                                10,644,101
                                                                                              ==========

FOREIGN STOCKS & OTHER EQUITY
INTERESTS--47.97%
DENMARK--0.72%
Novozymes A.S.-Class B (Specialty Chemicals)             (b)                   3,400             162,698

FRANCE--0.39%
Societe BIC S.A. (Office Services & Supplies)            (b)                   1,600              87,564

IRELAND--6.23%
Anglo Irish Bank Corp. PLC (Diversified Banks)           (b)                  12,300             300,109
Kerry Group PLC-Class A (Packaged Foods & Meats)                              25,500             601,630
Ryanair Holdings PLC-ADR (Airlines)                      (a)                  10,900             510,447
                                                                                              ==========
                                                                                               1,412,186
                                                                                              ==========

ITALY--2.29%
Luxottica Group S.p.A.-ADR (Apparel, Accessories &
Luxury Goods)                                                                 24,000             520,080

T-TRI-QTR-1

                                                                                               MARKET
                                                                            SHARES              VALUE
--------------------------------------------------------------------------------------------------------
JAPAN--5.20%
Canon Inc. (Office Electronics)                          (b)                  15,000         $   781,990

Nintendo Co., Ltd. (Home Entertainment Software)         (b)                   3,500             396,494
                                                                                               1,178,484
MEXICO--8.14%
Cemex S.A. de C.V.-ADR (Construction Materials)                               25,108             941,048
Grupo Modelo S.A. de C.V.-Series C (Brewers)                                 127,500             344,040

Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                              9,500             558,885
                                                                                             ===========
                                                                                               1,843,973
                                                                                             ===========

NETHERLANDS--3.20%
Vedior N.V. (Employment Services)                        (b)                  40,800             724,461

SWEDEN--1.46%
Telefonaktiebolaget LM Ericsson-Class B
(Communications Equipment)                               (a)(b)              113,000             331,652

SWITZERLAND--0.48%
Schindler Holding A.G. (Industrial Machinery)            (b)                     300             109,100

UNITED KINGDOM--19.86%
Compass Group PLC (Restaurants)                          (b)                 164,500             747,603
GlaxoSmithKline PLC (Pharmaceuticals)                    (b)                  15,670             346,143
Reed Elsevier PLC (Publishing)                           (b)                 106,700             969,908
Smiths Group PLC (Industrial Conglomerates)              (b)                  46,300             734,631
Tesco PLC (Food Retail)                                  (b)                 115,046             668,224
WPP Group PLC (Advertising)                              (b)                  95,000           1,033,077
                                                                                             ===========
                                                                                               4,499,586
                                                                                             ===========

Total Foreign Stocks & Other Equity Interests (Cost
$9,999,937)                                                                                   10,869,784


                                                                          PRINCIPAL
                                                                           AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES--
5.05%
FEDERAL HOME LOAN BANK--5.05%

Unsec. Disc. Notes,
2.38%, 02/01/05 (Cost $1,145,000)                        (c)              $1,145,000           1,145,000
                                                                                             ===========
TOTAL INVESTMENTS--100.00%  (Cost $21,113,916)                                               $22,658,885
                                                                                             ===========

T-TRI-QTR-1

      Investment Abbreviations:

      ADR                                      American Depositary Receipt
      Disc.                                    Discounted
      Unsec.                                   Unsecured

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at January 31, 2005 was $7,393,654, which represented 32.63% of the Fund's Total Investments. See
      Note 1A.

(c) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of the this schedule.

T-TRI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to

T-TRI-QTR-1
      reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-TRI-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $5,507,133 and $2,705,071, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $   1,915,541
Aggregate unrealized (depreciation) of investment securities            (393,017)
                                                                   =============
Net unrealized appreciation of investment securities               $   1,522,524
                                                                   =============
Cost of investments is the same for tax purposes is $21,136,361.

T-TRI-QTR-1

                        AIM TRIMARK SMALL COMPANIES FUND
          Quarterly Schedule of Portfolio Holdings - January 31, 2005

                                             [YOUR GOALS.
                                            OUR SOLUTIONS.]
                                       - REGISTERED TRADEMARK -

                                                         [AIM INVESTMENTS LOGO]

AIMinvestments.com T-SCO-QTR-1 1/05 AIM Advisors, Inc. -REGISTERED TRADEMARK-

SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                               MARKET
                                                              SHARES           VALUE
                                                             -------       -------------
DOMESTIC COMMON STOCKS - 66.62%
ADVERTISING - 1.78%
Harte-Hanks, Inc.                                             48,800       $   1,290,760

AGRICULTURAL PRODUCTS - 2.63%
Delta & Pine Land Co.                                         64,800           1,907,712

AIR FREIGHT & LOGISTICS - 5.94%
Dynamex Inc.                                       (a)        98,800           1,788,280
Pacer International, Inc.                          (a)       128,800           2,519,328
                                                                           =============
                                                                               4,307,608
                                                                           =============

APPAREL, ACCESSORIES & LUXURY GOODS - 3.58%
Hampshire Group, Ltd.                              (a)        72,300           2,601,282

CASINOS & GAMING - 1.33%
Argosy Gaming Co.                                  (a)        20,900             965,371

COMMUNICATIONS EQUIPMENT - 3.09%
SpectraLink Corp.                                            135,400           2,246,286

DATA PROCESSING & OUTSOURCED SERVICES - 3.73%
Sabre Holdings Corp.-Class A                                 128,300           2,707,130

DIVERSIFIED COMMERCIAL SERVICES - 4.90%
FTI Consulting, Inc.                               (a)       131,700           2,554,980
Learning Tree International, Inc.                  (a)        72,300           1,002,801
                                                                           =============
                                                                               3,557,781
                                                                           =============

HEALTH CARE EQUIPMENT - 3.11%
DENTSPLY International Inc.                                   18,900           1,059,723
Illumina, Inc.                                     (a)       123,600           1,197,684
                                                                           =============
                                                                               2,257,407
                                                                           =============

HEALTH CARE FACILITIES - 3.19%
Alderwoods Group, Inc.                             (a)       192,500           2,316,737

HEALTH CARE SUPPLIES - 9.36%
Cooper Cos., Inc. (The)                                       23,124           1,773,611
Inverness Medical Innovations, Inc.                (a)        40,300           1,019,993
Sola International Inc.                            (a)       102,500           2,830,025
Sybron Dental Specialties, Inc.                    (a)        30,900           1,166,784
                                                                           =============
                                                                               6,790,413
                                                                           =============

T-SCO-QTR-1

                                                                                     MARKET
                                                                    SHARES           VALUE
                                                                  ---------      --------------
LEISURE PRODUCTS - 5.10%
Oakley, Inc.                                                        111,600      $    1,431,828
Polaris Industries Inc.                                              33,600           2,268,000
                                                                                 ==============
                                                                                      3,699,828
                                                                                 ==============

OFFICE SERVICES & SUPPLIES - 1.96%
HNI Corp.                                                            35,300           1,424,355

PHARMACEUTICALS - 5.32%
Endo Pharmaceuticals Holdings Inc.                       (a)        183,900           3,863,739

PUBLISHING - 2.95%
ADVO, Inc.                                                           58,200           2,140,596

REGIONAL BANKS - 1.95%
Alabama National BanCorp.                                            22,700           1,413,075

RESTAURANTS - 1.84%
IHOP Corp.                                                           30,900           1,332,717

SPECIALTY CHEMICALS - 1.95%
MacDermid, Inc.                                                      44,000           1,414,160

SPECIALTY STORES - 2.91%
Lithia Motors, Inc. -Class A                                         77,700           2,111,886
                                                                                 ==============

Total Domestic Common Stocks (Cost $42,386,697)                                      48,348,843
                                                                                 ==============

FOREIGN STOCKS--15.50%
CANADA--15.50%
Cymat Corp. (Aluminum)                                   (a)      1,181,600             847,435
FirstService Corp. (Diversified Commercial Service)      (a)        169,900           3,059,966
Husky Injection Molding Systems Ltd. (Industrial
Machinery)                                               (a)        401,100           1,499,741
Mega Bloks Inc. (Leisure Products)                       (a)        156,700           2,221,164
Sleeman Breweries Ltd. (Brewers)                         (a)        157,800           1,937,928
Vincor International Inc. (Distillers & Vintners         (a)         63,500           1,680,950
                                                                                 ==============
                                                                                     11,247,184
                                                                                 ==============
Total Foreign Stocks (Cost $9,752,930)                                               11,247,184
                                                                                 ==============

                                                                       PRINCIPAL
                                                                         AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES -
17.88%
FEDERAL HOME LOAN BANK - 17.88%
Unsec. Disc. Notes,
2.38%, 02/01/05 (Cost $12,976,000)                       (b)      $ 12,976,000       12,976,000
                                                                                  =============
TOTAL INVESTMENTS--100.00%  (Cost $65,115,627)                                    $  72,572,027
                                                                                  =============

T-SCO-QTR-1

      Investment Abbreviations:

      Disc.            Discounted

      Unsec.           Unsecured

      Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.

T-SCO-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

T-SCO-QTR-1
      include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-SCO-QTR-1

NOTE 2 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended January 31, 2005 was $5,507,133 and $2,705,071, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $ 7,826,953
Aggregate unrealized (depreciation) of investment securities            (370,553)
                                                                     ===========
Net unrealized appreciation of investment securities                 $ 7,456,400
                                                                     ===========

Cost of investments is the same for tax and financial statements purposee.

T-SCO-QTR-1

Item 2.  Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds

By:      /s/ ROBERT H. GRAHAM
         -------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    April 1, 2005


By:      /s/ SIDNEY M. DILGREN
         -------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    April 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.